SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANTS (Details)	Jan. 31, 2025 $ / shares	Jan. 29, 2025 $ / shares	Jan. 17, 2025 $ / shares	Dec. 17, 2024 $ / shares	Sep. 05, 2024 $ / shares	Jun. 07, 2024 $ / shares	Mar. 28, 2024 $ / shares	Jan. 31, 2023 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.125	$ 0.15	$ 0.24	$ 0.24				$ 0.23
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price					$ 0.24	$ 0.24	$ 0.24
Measurement Input, Share Price [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	0.07
Measurement Input, Share Price [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock price	0.20
Measurement Input, Exercise Price [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 0.24
Measurement Input, Price Volatility [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	521
Measurement Input, Price Volatility [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	1,042
Measurement Input, Expected Term [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term (years)	3 years
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.05
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	4.45
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input	0